EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by retirement benefit plans established by the local government. These plans are defined contribution plans and ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu have contributed 14%, 20% and 20% separately of the basic salaries of its employees to such plans. In addition, ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu are required by PRC law to contribute approximately 20%, 17% and 21.5% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $7,803,659, $14,220,014 and $14,216,614, for the years ended December 31, 2011, 2012 and 2013, respectively.